Net Loss and Net Loss Per Share - Summary of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of net loss per share	3,506,599	16,109,660
Total Stock Options Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of net loss per share	3,506,599	2,143,368
Series A Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of net loss per share		5,157,213
Series B Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of net loss per share		3,992,919
Series C Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of net loss per share		4,816,160